Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Investment in associated companies	33,482	34,323
Staff housing loans	14,004	26,529
Non-current deposits	9,747	17,704
Others	1,707	11,957
	58,940	90,513

Schedule of allocation of the purchase price

The investment was accounted for under the equity method of accounting with allocation of the purchase price set out as follows (in thousands):

RMB
Tangible assets	12,050
Intangible assets	6,722
Goodwill	14,046
Liabilities	(1,818)
31,000